Other income/(expenses) - Summary of Other Income/(Expenses) (Parenthetical) (Detail) - IPO [Member] $ in Thousands	Jan. 21, 2021 USD ($)
Schedule Of Other Income Expenses [Line Items]
Cost allocated to secondary offering, other expenses	$ 504
Cost allocated to secondary offering bonus	$ 1,665